COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitments outstanding not provided for in the financial statements

	As of	As of
	December 31, 2017	December 31, 2018

Contracted for	1,065,551	1,017,325